UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period: September 30, 2019

Item 1. Schedule of Investments.

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 16.5%
	ACE Securities Corp. Home Equity Loan Trust Series
$45,483	Series 2005-HE2, Class M4, 2.978% (1-Month USD Libor+96 basis points), 4/25/2035[1,2]	$45,557
124,115	Series 2005-WF1, Class M2, 2.678% (1-Month USD Libor+66 basis points), 5/25/2035[1,2]	125,003
92,043	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-R9, Class M2, 2.993% (1-Month USD Libor+97 basis points), 10/25/2034[1,2]	92,340
450,000	Anchorage Capital CLO Ltd. Series 2014-5RA, Class X, 2.903% (3-Month USD Libor+60 basis points), 1/15/2030[1,2,3]	449,253
	Angel Oak Mortgage Trust LLC
128,734	Series 2017-3, Class A1, 2.708%, 11/25/2047[1,3,4]	128,338
495,798	Series 2019-3, Class A3, 3.238%, 5/25/2059[1,3,4]	499,364
	Apex Credit CLO Ltd.
1,000,000	Series 2015-2A, Class BR, 3.703% (3-Month USD Libor+140 basis points), 10/17/2026[1,2,3]	980,208
1,500,000	Series 2019-2A, Class B, 0.000% (3-Month USD Libor+210 basis points), 10/25/2032[1,2,3,5]	1,500,000
412,500	Apidos CLO Series 2013-12A, Class XR, 2.903% (3-Month USD Libor+60 basis points), 4/15/2031[1,2,3]	411,830
1,200,000	Ares CLO Ltd. Series 2016-39A, Class A2R, 3.950% (3-Month USD Libor+165 basis points), 4/18/2031[1,2,3]	1,197,846
113,645	Asset Backed Securities Corp. Home Equity Loan Trust Series 2005-HE5, Class M3, 2.738% (1-Month USD Libor+72 basis points), 6/25/2035[1,2]	114,131
257,563	Atlas Senior Loan Fund Ltd. Series 2018-10A, Class X, 2.953% (3-Month USD Libor+65 basis points), 1/15/2031[1,2,3]	257,304
1,025,000	BlueMountain CLO Ltd. Series 2015-2A, Class BR, 3.800% (3-Month USD Libor+150 basis points), 7/18/2027[1,2,3]	1,017,345
957,143	Canyon Capital CLO Ltd. Series 2016-1A, Class X, 3.003% (3-Month USD Libor+70 basis points), 7/15/2031[1,2,3]	952,444
305,000	Capital Auto Receivables Asset Trust Series 2016-1, Class D, 4.030%, 8/21/2023[1]	305,801
240,000	CBAM Ltd. Series 2017-3A, Class X, 3.003% (3-Month USD Libor+70 basis points), 10/17/2029[1,2,3]	239,516
1,100,000	CIFC Funding Ltd. Series 2016-1A, Class X, 2.750% (3-Month USD Libor+65 basis points), 10/21/2031[1,2,3]	1,099,465

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$370,551	Citigroup Mortgage Loan Trust, Inc. Series 2018-RP1, Class A1, 3.000%, 9/25/2064[1,3,4]	$373,467
	COLT Mortgage Loan Trust
302,792	Series 2018-4, Class A3, 4.210%, 12/28/2048[1,3,4]	306,220
797,473	Series 2019-1, Class A3, 4.012%, 3/25/2049[1,3,4]	809,448
699,959	Series 2019-3, Class A1, 2.764%, 8/25/2049[1,3,4]	703,544
48,543	Commonbond Student Loan Trust Series 2016-B, Class B, 4.000%, 10/25/2040[1,3]	49,784
	CPS Auto Receivables Trust
200,000	Series 2015-C, Class D, 4.630%, 8/16/2021[1,3]	201,438
815,000	Series 2017-B, Class D, 3.950%, 3/15/2023[1,3]	829,343
910,000	Credit Acceptance Auto Loan Trust Series 2017-1A, Class B, 3.040%, 12/15/2025[1,3]	913,401
	Deephaven Residential Mortgage Trust
48,605	Series 2017-1A, Class A1, 2.725%, 12/26/2046[1,3,4]	48,461
25,538	Series 2017-1A, Class A2, 2.928%, 12/26/2046[1,3,4]	25,462
16,476	Series 2017-1A, Class A3, 3.485%, 12/26/2046[1,3,4]	16,465
997,793	Series 2017-3A, Class A2, 2.711%, 10/25/2047[1,3,4]	994,923
73,683	Series 2017-3A, Class A3, 2.813%, 10/25/2047[1,3,4]	73,468
398,149	Series 2018-1A, Class A1, 2.976%, 12/25/2057[1,3,4]	397,644
842,350	Series 2019-2A, Class A3, 3.763%, 4/25/2059[1,3,4]	849,886
	Dryden CLO Ltd.
800,000	Series 2018-71A, Class B, 4.204% (3-Month USD Libor+190 basis points), 1/15/2029[1,2,3]	799,982
1,000,000	Series 2019-75A, Class BR, 4.004% (3-Month USD Libor+170 basis points), 7/15/2030[1,2,3]	999,998
1,000,000	Dryden Senior Loan Fund Series 2016-43A, Class BR, 4.028% (3-Month USD Libor+175 basis points), 7/20/2029[1,2,3]	1,000,078
31,521	Earnest Student Loan Program LLC Series 2016-D, Class B, 3.800%, 1/25/2041[1,3]	31,903
625,000	Exeter Automobile Receivables Trust Series 2018-2A, Class C, 3.690%, 3/15/2023[1,3]	632,314
100,000	First Investors Auto Owner Trust Series 2015-2A, Class D, 4.220%, 12/15/2021[1,3]	100,920
	Flagship Credit Auto Trust
102,723	Series 2016-1, Class B, 3.910%, 6/15/2022[1,3]	103,040
1,095,000	Series 2017-3, Class B, 2.590%, 7/15/2022[1,3]	1,095,953
192,453	Series 2016-2, Class B, 3.840%, 9/15/2022[1,3]	193,307
57,695	Foursight Capital Automobile Receivables Trust Series 2017-1, Class A, 2.370%, 4/15/2022[1,3]	57,662
603,750	Galaxy CLO Ltd. Series 2018-27A, Class X, 2.768% (3-Month USD Libor+60 basis points), 5/16/2031[1,2,3]	603,867
815,000	Hertz Fleet Lease Funding LP Series 2019-1, Class C, 3.090%, 1/10/2033[1,3]	821,262

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
	Home Equity Asset Trust
$47,921	Series 2005-5, Class M2, 2.783% (1-Month USD Libor+77 basis points), 11/25/2035[1,2]	$48,019
42,001	Series 2005-6, Class M2, 2.508% (1-Month USD Libor+49 basis points), 12/25/2035[1,2]	42,083
167,901	Hull Street CLO Ltd. Series 2014-1A, Class AR, 3.520% (3-Month USD Libor+122 basis points), 10/18/2026[1,2,3]	168,006
125,000	KKR CLO Ltd. Series 11, Class X, 2.903% (3-Month USD Libor+60 basis points), 1/15/2031[1,2,3]	124,986
1,600,000	Madison Park Funding Ltd. Series 2016-24A, Class X, 2.776% (3-Month USD Libor+60 basis points), 10/20/2029[1,2,3]	1,600,177
1,000,000	Mariner CLO LLC Series 2019-1A, Class B, 4.545% (3-Month USD Libor+200 basis points), 4/30/2032[1,2,3]	1,004,057
1,000,000	Mello Warehouse Securitization Trust Series 2019-1, Class D, 3.419% (1-Month USD Libor+140 basis points), 6/25/2052[2,3]	1,000,611
	Mountain View CLO
300,000	Series 2013-1A, Class XR, 3.090% (3-Month USD Libor+75 basis points), 10/12/2030[1,2,3]	299,197
833,333	Series 2015-9A, Class X, 2.853% (3-Month USD Libor+55 basis points), 7/15/2031[1,2,3]	832,942
214,286	MP CLO Ltd. Series 2013-1A, Class X, 2.928% (3-Month USD Libor+65 basis points), 10/20/2030[1,2,3]	214,305
	NextGear Floorplan Master Owner Trust
853,000	Series 2017-2A, Class B, 3.020%, 10/17/2022[1,3]	858,386
240,000	Series 2018-1A, Class B, 3.570%, 2/15/2023[1,3]	243,189
820,000	Niagara Park Clo Ltd. Series 2019-1A, Class B, 4.194% (3-Month USD Libor+180 basis points), 7/17/2032[1,2,3]	815,900
	Oaktree CLO Ltd.
1,000,000	Series 2019-2A, Class A2, 4.676% (3-Month USD Libor+220 basis points), 4/15/2031[1,2,3]	1,001,645
800,000	Series 2019-3A, Class B, 4.158% (3-Month USD Libor+200 basis points), 7/20/2031[1,2,3]	799,816
1,000,000	Series 2019-4A, Class B, 0.000% (3-Month USD Libor+200 basis points), 10/20/2032[1,2,3]	1,000,000
750,000	OZLM Ltd. Series 2018-20A, Class X, 2.978% (3-Month USD Libor+70 basis points), 4/20/2031[1,2,3]	748,278
	Palmer Square CLO Ltd.

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$672,301	Series 2018-3A, Class A1, 3.008% (3-Month USD Libor+85 basis points), 8/15/2026[1,2,3]	$672,299
750,000	Series 2018-3A, Class B, 4.058% (3-Month USD Libor+190 basis points), 8/15/2026[1,2,3]	743,296
	Park Avenue Institutional Advisers CLO Ltd.
1,000,000	Series 2019-1A, Class A2A, 4.564% (3-Month USD Libor+200 basis points), 5/15/2032[1,2,3]	1,001,031
2,000,000	Series 2019-2A, Class A2, 0.000% (3-Month USD Libor+195 basis points), 10/15/2032[1,2,3]	2,000,000
89,268	RAMP Trust Series 2005-EFC2, Class M4, 2.933% (1-Month USD Libor+91 basis points), 7/25/2035[1,2]	89,478
	RASC Trust
258,680	Series 2005-KS8, Class M3, 2.498% (1-Month USD Libor+48 basis points), 8/25/2035[1,2]	258,968
117,470	Series 2005-KS9, Class M3, 2.478% (1-Month USD Libor+46 basis points), 10/25/2035[1,2]	117,638
1,000,000	Regatta XV Funding Ltd. Series 2018-4A, Class A2, 4.126% (3-Month USD Libor+185 basis points), 10/25/2031[1,2,3]	983,759
950,000	Sound Point CLO Ltd. Series 2015-2A, Class BRR, 4.228% (3-Month USD Libor+195 basis points), 7/20/2032[1,2,3]	957,378
72,833	Soundview Home Loan Trust Series 2005-DO1, Class M4, 2.918% (1-Month USD Libor+90 basis points), 5/25/2035[1,2]	72,853
396,147	Spruce Hill Mortgage Loan Trust Series 2019-SH1, Class A3, 3.652%, 4/29/2049[1,3,4]	398,592
	Structured Asset Investment Loan Trust
25,809	Series 2004-10, Class A7, 3.079% (1-Month USD Libor+106 basis points), 11/25/2034[1,2]	25,891
74,458	Series 2005-1, Class M2, 2.738% (1-Month USD Libor+72 basis points), 2/25/2035[1,2,3]	74,523
26,615	Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-WF2, Class A4, 2.328% (1-Month USD Libor+31 basis points), 7/25/2036[1,2]	26,613
1,250,000	Trinitas CLO Ltd. Series 2016-4A, Class XR, 3.050% (3-Month USD Libor+75 basis points), 10/18/2031[1,2,3]	1,247,884
1,140,000	Venture 36 Clo Ltd. Series 2019-36A, Class A2, 4.325% (3-Month USD Libor+175 basis points), 4/20/2032[1,2,3]	1,140,427
407,037	Verus Securitization Trust Series 2019-2, Class A3, 3.448%, 4/25/2059[1,3,4]	409,311

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$715,000	Vibrant CLO Ltd. Series 2019-11A, Class A2, 4.103% (3-Month USD Libor+185 basis points), 7/20/2032[1,2,3]	$713,465
	Voya CLO Ltd.
1,000,000	Series 2016-2A, Class A2R, 3.931% (3-Month USD Libor+175 basis points), 7/19/2028[1,2,3]	998,194
380,000	Series 2016-1A, Class XR, 2.878% (3-Month USD Libor+60 basis points), 1/20/2031[1,2,3]	380,019
	Westlake Automobile Receivables Trust
63,358	Series 2016-2A, Class D, 4.100%, 6/15/2021[1,3]	63,484
160,611	Series 2017-1A, Class C, 2.700%, 10/17/2022[1,3]	160,706
735,000	Series 2018-1A, Class C, 2.920%, 5/15/2023[1,3]	737,389
250,000	Series 2017-2A, Class E, 4.630%, 7/15/2024[1,3]	255,357
	TOTAL ASSET-BACKED SECURITIES
	(Cost $46,677,662)	46,779,137
	BANK LOANS — 6.7%
476,166	1011778 BC ULC 4.772% (US LIBOR+225 basis points), 2/17/2024[1,2,6,7]	478,309
640,928	American Airlines, Inc. 4.201% (US LIBOR+200 basis points), 10/10/2021[1,2,6]	641,950
483,166	Aramark Services, Inc. 3.794% (US LIBOR+175 basis points), 3/11/2025[1,2,6]	484,475
412,234	Asurion LLC 5.043% (US LIBOR+300 basis points), 11/3/2023[1,2,6]	414,295
613,646	Avolon TLB Borrower 1 U.S. LLC 3.794% (US LIBOR+200 basis points), 1/15/2025[1,2,6]	616,687
682,290	Berry Global, Inc. 4.549% (US LIBOR+250 basis points), 5/15/2026[1,2]	686,373
695,125	CDW LLC 3.800% (US LIBOR+175 basis points), 8/17/2023[1,2,6]	698,862
575,159	CenturyLink, Inc. 4.793% (US LIBOR+275 basis points), 1/31/2025[1,2,6]	572,125
394,985	Charter Communications Operating LLC 4.050% (US LIBOR+200 basis points), 4/30/2025[1,2,6]	397,825
741,402	CSC Holdings LLC 4.278% (US LIBOR+225 basis points), 7/17/2025[1,2,6]	742,129
687,313	Dell International LLC 4.050% (US LIBOR+200 basis points), 9/19/2025[1,2,8,9]	691,365
593,000	Energizer Holdings, Inc. 4.750% (US LIBOR+225 basis points), 1/2/2026[1,2,6,8,9]	594,115
594,523	Golden Nugget, Inc. 0.000% (US LIBOR+325 basis points), 10/4/2023[1,2,6]	594,710
245,625	Hanesbrands, Inc. 3.794% (US LIBOR+175 basis points), 12/15/2024[1,2,6,8,9]	247,774

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$501,163	Hilton Worldwide Finance LLC 3.768% (US LIBOR+175 basis points), 6/21/2026[1,2]	$504,704
485,000	Level 3 Parent LLC 4.294% (US LIBOR+225 basis points), 2/17/2024[1,2,6]	486,516
667,738	MGM Growth Properties Operating Partnership LP 4.044% (US LIBOR+200 basis points), 3/25/2025[1,2,6]	670,195
555,765	MPH Acquisition Holdings LLC 5.351% (US LIBOR+275 basis points), 6/7/2023[1,2,6]	530,986
70,671	Nascar Holdings, Inc. 2.750% (US LIBOR+275 basis points), 7/26/2026[1,2,8,9]	71,229
647,752	Navistar, Inc. 5.820% (US LIBOR+350 basis points), 11/6/2024[1,2,6]	646,132
482,000	Panther BF Aggregator 2 LP 3.500% (US LIBOR+350 basis points), 4/30/2026[1,2,6,7]	478,838
696,733	Party City Holdings, Inc. 4.550% (US LIBOR+250 basis points), 8/19/2022[1,2,6]	691,800
517,706	Post Holdings, Inc. 4.040% (US LIBOR+200 basis points), 5/24/2024[1,2,6,8,9]	519,940
496,250	Resideo Funding, Inc. 4.110% (US LIBOR+200 basis points), 10/4/2025[1,2,6]	496,870
195,477	Serta Simmons Bedding LLC 3.500% (US LIBOR+350 basis points), 11/8/2023[1,2,6]	121,294
	Sinclair Television Group, Inc.
240,284	4.300% (US LIBOR+225 basis points), 1/3/2024[1,2,6]	241,298
507,000	4.540% (US LIBOR+250 basis points), 7/18/2026[1,2]	509,748
669,490	Sprint Communications, Inc. 4.562% (US LIBOR+250 basis points), 2/3/2024[1,2,6]	665,725
601,192	SS&C Technologies, Inc. 4.294% (US LIBOR+225 basis points), 4/16/2025[2,6]	604,354
500,000	TransDigm, Inc. 0.000% (US LIBOR+250 basis points), 6/9/2023[1,2]	499,442
388,385	United Airlines, Inc. 3.794% (US LIBOR+175 basis points), 4/1/2024[1,2,6]	389,173
595,858	Versum Materials, Inc. 4.330% (US LIBOR+250 basis points), 9/30/2023[1,2,6,8,9]	597,100
296,000	Vertiv Group Corp. 6.043% (US LIBOR+400 basis points), 11/30/2023[1,2,6]	282,403
598,000	Virgin Media Bristol LLC 4.527% (US LIBOR+250 basis points), 1/15/2026[1,2,6]	599,091
596,382	Vistra Operations Co. LLC 4.057% (US LIBOR+200 basis points), 12/1/2025[1,2,6]	598,828
363,000	WEI Sales LLC 5.120% (US LIBOR+275 basis points), 3/29/2025[1,2]	364,815

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$630,416	Western Digital Corp. 3.862% (US LIBOR+175 basis points), 4/29/2023[1,2,6]	$629,890
	TOTAL BANK LOANS
	(Cost $19,051,362)	19,061,365
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.0%
9,000,000	BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class XB, 0.226%, 4/14/2033[1,3,4,10]	66,042
900,000	BB-UBS Trust Series 2012-SHOW, Class E, 4.160%, 11/5/2036[3,4]	906,370
1,000,000	BX Commercial Mortgage Trust Series 2018-BIOA, Class C, 3.149% (1-Month USD Libor+112 basis points), 3/15/2037[2,3]	999,992
600,000	CAMB Commercial Mortgage Trust Series 2019-LIFE, Class F, 4.577% (1-Month USD Libor+255 basis points), 12/15/2037[2,3]	604,864
2,507,354	CFCRE Commercial Mortgage Trust Series 2016-C3, Class XA, 1.192%, 1/10/2048[1,4,10]	136,864
500,000	Citigroup Commercial Mortgage Trust Series 2017-1500, Class D, 3.877% (1-Month USD Libor+185 basis points), 7/15/2032[2,3]	498,398
	COMM Mortgage Trust
1,098,436	Series 2014-CR19, Class XA, 1.192%, 8/10/2047[1,4,10]	45,715
100,000	Series 2015-CR23, Class CMB, 3.807%, 5/10/2048[1,3,4]	100,522
2,000,000	Core Industrial Trust Series 2015-CALW, Class XB, 0.567%, 2/10/2034[3,4,10]	17,620
	Fannie Mae-Aces
121,901	Series 2013-M5, Class X2, 2.164%, 1/25/2022[4,10]	2,791
48,598,164	Series 2012-M9, Class X2, 0.671%, 4/25/2022[4,10]	546,875
21,845,942	Series 2014-M8, Class X2, 0.478%, 6/25/2024[4,10]	403,232
	Freddie Mac Multifamily Structured Pass-Through Certificates
2,300,000	Series K721, Class X3, 1.339%, 9/25/2022[1,4,10]	83,474
4,600,000	Series K723, Class XAM, 0.976%, 9/25/2023[1,4,10]	146,487
5,544,876	Series K044, Class X1, 0.867%, 1/25/2025[1,4,10]	179,504
900,000	Series K043, Class X3, 1.691%, 2/25/2043[1,4,10]	69,956
2,900,000	Series K046, Class X3, 1.558%, 4/25/2043[1,4,10]	218,443
900,000	Series K050, Class X3, 1.606%, 10/25/2043[1,4,10]	72,971
1,100,000	Series K052, Class X3, 1.668%, 1/25/2044[1,4,10]	96,834
1,721,882	Series K097, Class X3, 2.017%, 1/25/2046[1,4,10]	276,689
240,000	FREMF Mortgage Trust Series 2015-K721, Class B, 3.681%, 11/25/2047[1,3,4]	246,839
	Government National Mortgage Association
9,843,806	Series 2013-139, Class IO, 0.439%, 10/16/2054[1,4,10]	267,761
1,802,954	Series 2015-93, Class IO, 0.762%, 11/16/2054[1,4,10]	75,340
1,556,879	Series 2013-175, Class IO, 0.682%, 5/16/2055[1,4,10]	43,333
933,329	Series 2014-120, Class IO, 0.691%, 4/16/2056[1,4,10]	33,077

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$8,173,269	Series 2017-185, Class IO, 0.594%, 4/16/2059[1,4,10]	$459,918
6,890,343	Series 2017-169, Class IO, 0.733%, 1/16/2060[1,4,10]	445,151
6,604,014	Series 2018-41, Class IO, 0.792%, 5/16/2060[1,4,10]	474,472
8,885,942	Series 2018-52, Class IO, 0.582%, 7/16/2060[1,4,10]	519,961
13,617,026	Series 2019-8, Class IO, 0.574%, 11/16/2060[1,4,10]	949,774
10,185,457	Series 2019-14, Class IO, 0.727%, 11/16/2060[1,4,10]	884,128
6,898,941	Series 2019-105, Class IO, 0.749%, 8/16/2061[1,4,10]	588,335
	KGS-Alpha SBA COOF Trust
1,471,359	Series 2015-1, Class A, 1.533%, 10/25/2035[1,3,4,5,10]	58,624
1,110,993	Series 2014-3, Class A, 1.428%, 5/25/2039[1,3,4,5,10]	36,802
171,898	Series 2015-2, Class A, 3.243%, 7/25/2041[1,3,4,5,10]	12,516
832,807	Morgan Stanley Capital I Trust Series 2012-STAR, Class XA1, 1.973%, 8/5/2034[3,4,10]	21,476
495,568	SG Residential Mortgage Trust Series 2018-1, Class A3, 3.735%, 4/27/2048[1,3,4]	496,758
2,751,237	Wells Fargo Commercial Mortgage Trust Series 2015-LC22, Class XA, 0.990%, 9/15/2058[1,4,10]	107,562
	WFRBS Commercial Mortgage Trust
3,200,000	Series 2014-C21, Class XB, 0.796%, 8/15/2047[1,4,10]	97,152
6,400,000	Series 2014-C22, Class XB, 0.496%, 9/15/2057[1,4,10]	127,642
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $11,002,889)	11,420,264
	COMMERCIAL PAPERS — 3.5%
4,000,000	American Electric Power 2.280%, 10/1/2019	3,999,732
3,000,000	DowDuPont, Inc. 2.210%, 10/4/2019	2,999,214
3,000,000	General Mills, Inc. 2.150%, 10/1/2019	2,999,799
	TOTAL COMMERCIAL PAPERS
	(Cost $9,999,447)	9,998,745
	CORPORATE BONDS — 59.4%
	COMMUNICATIONS — 4.1%
	AT&T, Inc.
2,000,000	2.888% (3-Month USD Libor+75 basis points), 6/1/2021[2]	2,010,460
1,000,000	3.065% (3-Month USD Libor+89 basis points), 2/15/2023[2]	1,001,636
1,000,000	British Telecommunications PLC 4.500%, 12/4/2023[1,7]	1,075,470
450,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.250%, 9/30/2022[1]	455,164
125,000	Charter Communications Operating LLC / Charter Communications Operating Capital 3.579%, 7/23/2020[1]	126,119

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
$1,000,000	Comcast Corp. 2.759% (3-Month USD Libor+44 basis points), 10/1/2021[2]	$1,003,092
214,000	DISH DBS Corp. 6.750%, 6/1/2021	225,192
300,000	Level 3 Financing, Inc. 5.125%, 5/1/2023[1]	303,105
1,813,000	NBCUniversal Enterprise, Inc. 2.719% (3-Month USD Libor+40 basis points), 4/1/2021[2,3]	1,816,581
600,000	Sirius XM Radio, Inc. 3.875%, 8/1/2022[1,3]	609,188
80,000	Sprint Communications, Inc. 7.000%, 3/1/2020[3]	81,300
115,000	Sprint Spectrum Co. LLC 3.360%, 3/20/2023[3]	115,431
200,000	TEGNA, Inc. 4.875%, 9/15/2021[1,3]	200,250
294,000	T-Mobile USA, Inc. 4.000%, 4/15/2022[1]	301,350
500,000	Verizon Communications, Inc. 3.119% (3-Month USD Libor+100 basis points), 3/16/2022[2]	507,554
1,000,000	Vodafone Group PLC 3.312% (3-Month USD Libor+99 basis points), 1/16/2024[2,7]	1,008,579
700,000	Walt Disney Co. 2.362% (3-Month USD Libor+25 basis points), 9/1/2021[2]	700,978
		11,541,449
	CONSUMER DISCRETIONARY — 4.9%
300,000	1011778 BC ULC / New Red Finance, Inc. 4.625%, 1/15/2022[1,3,7]	299,310
485,000	Daimler Finance North America LLC 2.837% (3-Month USD Libor+55 basis points), 5/4/2021[2,3]	484,734
	Delta Air Lines, Inc.
583,000	2.875%, 3/13/2020	584,245
500,000	3.400%, 4/19/2021	506,983
	ERAC USA Finance LLC
1,000,000	2.350%, 10/15/2019[3]	1,000,063
2,000,000	5.250%, 10/1/2020[3]	2,062,284
500,000	General Motors Co. 3.009% (3-Month USD Libor+80 basis points), 8/7/2020[2]	500,931
	General Motors Financial Co., Inc.
500,000	4.200%, 3/1/2021[1]	510,767
1,000,000	4.200%, 11/6/2021	1,031,655
300,000	GLP Capital LP / GLP Financing II, Inc. 5.375%, 11/1/2023[1]	324,522

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$1,000,000	Hyundai Capital America 3.243% (3-Month USD Libor+94 basis points), 7/8/2021[2,3]	$1,001,118
600,000	International Game Technology PLC 6.250%, 2/15/2022[1,3,7]	633,161
573,000	Lennar Corp. 4.750%, 11/15/2022[1]	602,366
430,000	Marriott International, Inc. 2.752% (3-Month USD Libor+65 basis points), 3/8/2021[2]	431,571
	MGM Resorts International
177,000	6.750%, 10/1/2020	183,638
300,000	6.000%, 3/15/2023	330,510
90,000	Royal Caribbean Cruises Ltd. 5.250%, 11/15/2022[7]	97,484
420,000	Toll Brothers Finance Corp. 5.875%, 2/15/2022[1]	446,775
384,000 309,000	United Airlines Holdings, Inc. 4.875%, 1/15/2025 6.000%, 12/1/2020	404,006 320,686
	Volkswagen Group of America Finance LLC
1,000,000	3.121% (3-Month USD Libor+94 basis points), 11/12/2021[2,3]	1,005,536
1,000,000	4.000%, 11/12/2021[3]	1,033,470
		13,795,815
	CONSUMER STAPLES — 1.2%
400,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson's LLC 6.625%, 6/15/2024[1]	419,000
1,200,000	Anheuser-Busch InBev Finance, Inc. 3.513% (3-Month USD Libor+126 basis points), 2/1/2021[2]	1,215,222
500,000	Anheuser-Busch InBev Worldwide, Inc. 3.080% (3-Month USD Libor+74 basis points), 1/12/2024[2]	502,942
410,000	C&S Group Enterprises LLC 5.375%, 7/15/2022[1,3]	414,613
1,000,000	General Mills, Inc. 3.313% (3-Month USD Libor+101 basis points), 10/17/2023[2]	1,007,217
		3,558,994
	ENERGY — 3.3%
239,000	Continental Resources, Inc. 5.000%, 9/15/2022[1]	241,097
	DCP Midstream Operating LP
280,000	4.750%, 9/30/2021[1,3]	287,000
520,000	3.875%, 3/15/2023[1]	525,850
600,000	Diamondback Energy, Inc. 4.750%, 11/1/2024[1]	614,250

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
	Energy Transfer Operating LP
$175,000	7.500%, 10/15/2020	$183,907
320,000	4.250%, 3/15/2023[1]	334,324
500,000	Kinder Morgan, Inc. 3.584% (3-Month USD Libor+128 basis points), 1/15/2023[2]	504,357
200,000	Marathon Petroleum Corp. 5.375%, 10/1/2022[1]	202,504
	MPLX LP
780,000	3.002% (3-Month USD Libor+90 basis points), 9/9/2021[1,2]	782,590
2,000,000	3.202% (3-Month USD Libor+110 basis points), 9/9/2022[1,2]	2,006,310
225,000	NGPL PipeCo LLC 4.375%, 8/15/2022[1,3]	233,236
	Occidental Petroleum Corp.
577,000	3.437% (3-Month USD Libor+125 basis points), 8/13/2021[1,2]	580,458
1,000,000	3.637% (3-Month USD Libor+145 basis points), 8/15/2022[1,2]	1,006,600
500,000	Phillips 66 2.732% (3-Month USD Libor+60 basis points), 2/26/2021[1,2]	500,022
225,000	Sabine Pass Liquefaction LLC 5.625%, 2/1/2021[1]	232,406
500,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 5.500%, 9/15/2024[1,3]	497,500
425,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.250%, 11/15/2023[1]	428,187
165,000	Williams Cos., Inc. 3.700%, 1/15/2023[1]	170,632
		9,331,230
	FINANCIALS — 28.9%
1,000,000	ABN AMRO Bank N.V. 2.712% (3-Month USD Libor+41 basis points), 1/19/2021[2,3,7]	1,000,586
1,175,000	AIG Global Funding 2.566% (3-Month USD Libor+46 basis points), 6/25/2021[2,3]	1,178,445
	Ally Financial, Inc.
230,000	3.750%, 11/18/2019	230,207
400,000	4.625%, 5/19/2022	415,000
	American Express Co.
665,000	2.649% (3-Month USD Libor+53 basis points), 5/17/2021[1,2]	666,730
1,000,000	2.756% (3-Month USD Libor+62 basis points), 5/20/2022[1,2]	1,003,203
215,000	American International Group, Inc. 3.300%, 3/1/2021[1]	218,317
577,000	Avolon Holdings Funding Ltd. 3.950%, 7/1/2024[1,3,7]	591,829
	Bank of America Corp.
1,000,000	2.625%, 4/19/2021	1,008,931
1,000,000	2.938% (3-Month USD Libor+66 basis points), 7/21/2021[1,2]	1,002,747

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$3,000,000	2.756% (3-Month USD Libor+65 basis points), 6/25/2022[1,2]	$3,010,695
1,000,000	3.004% (3-Month USD Libor+79 basis points), 12/20/2023[1,4]	1,021,268
1,000,000	Barclays Bank PLC 2.650%, 1/11/2021[1,7]	1,002,880
1,000,000	Barclays PLC 3.548% (3-Month USD Libor+138 basis points), 5/16/2024[1,2,7]	994,957
1,000,000	BBVA USA 2.875%, 6/29/2022[1]	1,013,487
1,000,000	Capital One Financial Corp. 2.500%, 5/12/2020[1]	1,001,777
374,000	CIT Group, Inc. 5.000%, 8/15/2022	396,216
2,250,000	Citibank N.A. 3.400%, 7/23/2021[1]	2,302,850
	Citigroup, Inc.
500,000	3.128% (3-Month USD Libor+79 basis points), 1/10/2020[1,2]	500,625
500,000	3.456% (3-Month USD Libor+119 basis points), 8/2/2021[2]	506,638
500,000	3.172% (3-Month USD Libor+107 basis points), 12/8/2021[1,2]	506,075
1,000,000	3.161% (3-Month USD Libor+102 basis points), 6/1/2024[1,2]	1,006,619
	Citizens Bank N.A.
1,000,000	2.250%, 10/30/2020[1]	1,002,144
1,000,000	2.895% (3-Month USD Libor+72 basis points), 2/14/2022[1,2]	1,003,067
1,000,000	3.054% (3-Month USD Libor+95 basis points), 3/29/2023[1,2]	1,005,972
1,000,000	Compass Bank 2.868% (3-Month USD Libor+73 basis points), 6/11/2021[1,2]	999,901
500,000	Cooperatieve Rabobank UA 2.697% (3-Month USD Libor+43 basis points), 4/26/2021[2,7]	501,783
	Credit Suisse Group A.G.
435,000	3.574%, 1/9/2023[1,3,7]	444,810
1,000,000	3.372% (3-Month USD Libor+124 basis points), 6/12/2024[1,2,3,7]	1,006,428
	Danske Bank A/S
1,000,000	5.000%, 1/12/2022[3,7]	1,051,349
1,000,000	3.192% (3-Month USD Libor+106 basis points), 9/12/2023[2,3,7]	980,087
	Discover Bank
1,500,000	3.100%, 6/4/2020[1]	1,508,112
1,500,000	3.200%, 8/9/2021[1]	1,522,657
	Equinix, Inc.
250,000	5.375%, 1/1/2022[1]	255,625
225,000	5.375%, 4/1/2023[1]	229,995
210,000	Fly Leasing, Ltd. 6.375%, 10/15/2021[1,7]	213,675
	Goldman Sachs Group, Inc.
1,250,000	3.318% (3-Month USD Libor+120 basis points), 9/15/2020[1,2]	1,259,636
2,250,000	3.328% (3-Month USD Libor+117 basis points), 11/15/2021[1,2]	2,267,248

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$1,000,000	HSBC Bank USA N.A. 4.875%, 8/24/2020	$1,024,418
	HSBC Holdings PLC
635,000	2.724% (3-Month USD Libor+60 basis points), 5/18/2021[1,2,7]	635,654
500,000	3.792% (3-Month USD Libor+166 basis points), 5/25/2021[2,7]	509,205
1,000,000	3.124% (3-Month USD Libor+100 basis points), 5/18/2024[1,2,7]	1,003,965
564,000	Huntington National Bank 2.375%, 3/10/2020[1]	564,486
401,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 5.875%, 2/1/2022[1]	405,261
500,000	ING Groep N.V. 3.254% (3-Month USD Libor+115 basis points), 3/29/2022[2,7]	506,365
	JPMorgan Chase & Co.
500,000	2.652% (3-Month USD Libor+55 basis points), 3/9/2021[1,2]	500,558
1,000,000	4.500%, 1/24/2022	1,054,935
1,500,000	2.755% (3-Month USD Libor+61 basis points), 6/18/2022[1,2]	1,504,566
2,000,000	JPMorgan Chase Bank N.A. 2.607% (3-Month USD Libor+34 basis points), 4/26/2021[1,2]	2,001,066
	KeyBank N.A.
1,000,000	2.250%, 3/16/2020	1,000,751
1,670,000	2.913% (3-Month USD Libor+66 basis points), 2/1/2022[2]	1,677,585
	Lloyds Bank PLC
1,000,000	5.800%, 1/13/2020[3,7]	1,009,980
1,000,000	2.699% (3-Month USD Libor+49 basis points), 5/7/2021[2,7]	999,898
1,000,000	Macquarie Group Ltd. 3.189% (3-Month USD Libor+102 basis points), 11/28/2023[1,3,4,7]	1,019,222
	Mitsubishi UFJ Financial Group, Inc.
206,000	4.018% (3-Month USD Libor+188 basis points), 3/1/2021[2,7]	210,317
825,000	3.535%, 7/26/2021[7]	843,567
1,000,000	2.878% (3-Month USD Libor+74 basis points), 3/2/2023[2,7]	999,661
	Morgan Stanley
1,750,000	2.731% (3-Month USD Libor+55 basis points), 2/10/2021[1,2]	1,751,536
2,500,000	2.625%, 11/17/2021	2,523,782
1,500,000	3.458% (3-Month USD Libor+118 basis points), 1/20/2022[1,2]	1,514,532
1,000,000	NatWest Markets PLC 3.504% (3-Month USD Libor+140 basis points), 9/29/2022[2,3,7]	1,007,447
300,000	Navient Corp. 6.625%, 7/26/2021	315,000
	Royal Bank of Scotland Group PLC
750,000	3.628% (3-Month USD Libor+147 basis points), 5/15/2023[1,2,7]	750,679
1,000,000	3.656% (3-Month USD Libor+155 basis points), 6/25/2024[1,2,7]	1,002,076
	Santander Holdings USA, Inc.
1,980,000	4.450%, 12/3/2021[1]	2,068,043
1,000,000	3.400%, 1/18/2023[1]	1,023,294

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	Santander UK PLC
$560,000	2.125%, 11/3/2020[7]	$559,454
1,000,000	2.587% (3-Month USD Libor+30 basis points), 11/3/2020[2,7]	999,370
1,500,000	2.758% (3-Month USD Libor+62 basis points), 6/1/2021[2,7]	1,501,369
300,000	Springleaf Finance Corp. 6.125%, 5/15/2022	320,250
78,000	Starwood Property Trust, Inc. 5.000%, 12/15/2021[1]	80,535
500,000	Sumitomo Mitsui Banking Corp. 2.653% (3-Month USD Libor+35 basis points), 1/17/2020[2,7]	500,463
	Sumitomo Mitsui Financial Group, Inc.
500,000	3.782% (3-Month USD Libor+168 basis points), 3/9/2021[2,7]	509,085
500,000	3.119% (3-Month USD Libor+78 basis points), 7/12/2022[2,7]	501,824
900,000	SunTrust Bank 2.590% (3-Month USD Libor+30 basis points), 1/29/2021[1,4]	900,756
360,000	Svenska Handelsbanken A.B. 2.462% (3-Month USD Libor+36 basis points), 9/8/2020[2,7]	360,827
2,600,000	Toronto-Dominion Bank 2.409% (3-Month USD Libor+27 basis points), 3/17/2021[2,7]	2,602,709
2,000,000	UBS A.G. 2.450%, 12/1/2020[1,3,7]	2,006,846
500,000	UBS Group Funding Switzerland A.G. 3.368% (3-Month USD Libor+122 basis points), 5/23/2023[1,2,3,7]	505,764
1,000,000	Wells Fargo & Co. 2.100%, 7/26/2021	998,991
2,250,000	Wells Fargo Bank N.A. 3.325% (3-Month USD Libor+49 basis points), 7/23/2021[1,4]	2,269,847
1,990,000	Zions Bancorp N.A. 3.500%, 8/27/2021	2,033,460
		81,911,970
	HEALTH CARE — 4.9%
1,000,000	Abbott Laboratories 2.900%, 11/30/2021[1]	1,018,080
600,000	Anthem, Inc. 2.500%, 11/21/2020	602,961
	Bayer U.S. Finance II LLC
1,000,000	2.736% (3-Month USD Libor+63 basis points), 6/25/2021[1,2,3]	998,851
1,000,000	3.129% (3-Month USD Libor+101 basis points), 12/15/2023[1,2,3]	1,000,609
	Becton, Dickinson and Co.
134,000	2.675%, 12/15/2019	134,032
500,000	3.143% (3-Month USD Libor+103 basis points), 6/6/2022[2]	502,063
1,030,000	Boston Scientific Corp. 3.375%, 5/15/2022	1,059,226

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	HEALTH CARE (Continued)
$225,000	Centene Corp. 5.625%, 2/15/2021[1]	$228,197
82,000	CHS/Community Health Systems, Inc. 5.125%, 8/1/2021[1]	81,795
	Cigna Corp.
2,000,000	3.200%, 9/17/2020	2,019,384
1,000,000	2.789% (3-Month USD Libor+65 basis points), 9/17/2021[1,2]	1,000,035
	CVS Health Corp.
1,000,000	2.822% (3-Month USD Libor+72 basis points), 3/9/2021[2]	1,004,823
1,000,000	3.350%, 3/9/2021	1,015,991
1,000,000	Express Scripts Holding Co. 2.874% (3-Month USD Libor+75 basis points), 11/30/2020[1,2]	1,000,081
280,000	HCA, Inc. 7.500%, 2/15/2022	310,324
1,000,000	McKesson Corp. 3.650%, 11/30/2020	1,016,272
1,000,000	Takeda Pharmaceutical Co., Ltd. 4.000%, 11/26/2021[1,3,7]	1,035,087
		14,027,811
	INDUSTRIALS — 4.9%
500,000	BAE Systems Holdings, Inc. 2.850%, 12/15/2020[1,3]	501,872
3,000,000	Caterpillar Financial Services Corp. 2.412% (3-Month USD Libor+30 basis points), 3/8/2021[2]	3,001,797
500,000	General Dynamics Corp. 2.875%, 5/11/2020	502,604
	General Electric Co.
1,000,000	2.931% (3-Month USD Libor+62 basis points), 1/9/2020[1,2]	998,843
1,000,000	4.375%, 9/16/2020	1,017,273
	Penske Truck Leasing Co. Lp / PTL Finance Corp.
1,000,000	3.300%, 4/1/2021[1,3]	1,013,467
1,500,000	4.125%, 8/1/2023[1,3]	1,587,363
1,250,000	Spirit AeroSystems, Inc. 2.919% (3-Month USD Libor+80 basis points), 6/15/2021[1,2]	1,248,955
250,000	Textron, Inc. 7.250%, 10/1/2019	250,000
270,000	United Rentals North America, Inc. 4.625%, 7/15/2023[1]	275,967
2,000,000	United Technologies Corp. 2.818% (3-Month USD Libor+65 basis points), 8/16/2021[1,2]	2,000,178
1,500,000	Wabtec Corp. 3.419% (3-Month USD Libor+130 basis points), 9/15/2021[1,2]	1,500,043
		13,898,362

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	MATERIALS — 3.3%
$200,000	Anglo American Capital PLC 4.125%, 4/15/2021[3,7]	$204,020
600,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 4.625%, 5/15/2023[1,3,7]	614,250
403,000	Ashland LLC 4.750%, 8/15/2022[1]	422,143
750,000	Celanese U.S. Holdings LLC 5.875%, 6/15/2021	791,824
1,000,000	DowDuPont, Inc. 3.766%, 11/15/2020	1,018,408
425,000	Freeport-McMoRan, Inc. 3.875%, 3/15/2023[1]	428,187
1,665,000	Glencore Funding LLC 4.125%, 3/12/2024[1,3]	1,746,507
280,000	Kinross Gold Corp. 5.125%, 9/1/2021[1,7]	290,500
435,000	Martin Marietta Materials, Inc. 2.799% (3-Month USD Libor+65 basis points), 5/22/2020[2]	435,597
515,000	OI European Group B.V. 4.000%, 3/15/2023[1,3,7]	518,219
169,594	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.750%, 10/15/2020[1]	169,950
311,000	Sealed Air Corp. 4.875%, 12/1/2022[1,3]	326,550
	Steel Dynamics, Inc.
250,000	5.125%, 10/1/2021[1]	250,890
435,000	5.250%, 4/15/2023[1]	442,612
1,000,000	Syngenta Finance N.V. 3.698%, 4/24/2020[3,7]	1,003,323
	Teck Resources, Ltd.
576,000	4.750%, 1/15/2022[1,7]	596,070
200,000	3.750%, 2/1/2023[1,7]	204,059
		9,463,109
	TECHNOLOGY — 3.1%
	Broadcom, Inc.
1,000,000	3.125%, 4/15/2021[3]	1,009,593
1,069,000	3.125%, 10/15/2022[3]	1,082,416
18,000	CDK Global, Inc. 5.000%, 10/15/2024[1]	19,170
292,000	CDW LLC / CDW Finance Corp. 5.500%, 12/1/2024[1]	321,492
	Dell International LLC / EMC Corp.
412,000	4.420%, 6/15/2021[1,3]	424,817
307,000	5.875%, 6/15/2021[1,3]	311,912

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	TECHNOLOGY (Continued)
	Hewlett Packard Enterprise Co.
$304,000	3.600%, 10/15/2020[1]	$307,915
1,305,000	2.807% (3-Month USD Libor+68 basis points), 3/12/2021[2]	1,307,560
1,500,000	3.500%, 10/5/2021[1]	1,537,747
28,000	IHS Markit Ltd. 5.000%, 11/1/2022[1,3,7]	29,824
237,000	KLA-Tencor Corp. 3.375%, 11/1/2019[1]	237,081
1,000,000	Lam Research Corp. 2.750%, 3/15/2020[1]	1,001,549
220,000	Open Text Corp. 5.625%, 1/15/2023[1,3,7]	225,225
500,000	QUALCOMM, Inc. 2.996% (3-Month USD Libor+73 basis points), 1/30/2023[2]	502,585
400,000	Sensata Technologies B.V. 4.875%, 10/15/2023[3,7]	421,500
		8,740,386
	UTILITIES — 0.8%
826,000	AES Corp. 4.875%, 5/15/2023[1]	840,455
350,000	Calpine Corp. 6.000%, 1/15/2022[1,3]	351,173
1,000,000	Mississippi Power Co. 2.750% (3-Month USD Libor+65 basis points), 3/27/2020[1,2]	1,000,382
		2,192,010
	TOTAL CORPORATE BONDS
	(Cost $166,573,679)	168,461,136
	U.S. GOVERNMENT AND AGENCIES — 7.0%
15,000,000 5,000,000	United States Treasury Note 1.375%, 9/30/2020 1.375%, 1/31/2020	14,934,375 4,990,625
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $19,919,233)	19,925,000

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 4.4%
12,515,967	Federated Treasury Obligations Fund - Institutional Class 1.822%, 10/2/2019[11]	$12,515,967
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $12,515,967)	12,515,967
	TOTAL INVESTMENTS — 101.5%
	(Cost $285,740,239)	288,161,614
	Liabilities in Excess of Other Assets — (1.5)%	(4,305,208)
	TOTAL NET ASSETS — 100.0%	$283,856,406

LLC – Limited Liability Company
LP – Limited Partnership
ULC – Unlimited Liability Corporation
IO – Interest Only
PLC – Public Limited Company

[1]	Callable.
[2]	Floating rate security.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $87,465,731, which represents 30.8% of total net assets of the Fund.
[4]	Variable rate security.
[5]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.6% of Net Assets. The total value of these securities is $1,607,942.
[6]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rank. Bank loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[7]	Foreign security denominated in U.S. Dollars.
[8]	All or a portion of the loan is unfunded.
[9]	Denotes investments purchased on a when-issued or delayed delivery basis.
[10]	Interest-only security.
[11]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

AAM/HIMCO Short Duration Fund

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)

Note 1 – Organization

AAM/HIMCO Short Duration Fund (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek to provide current income and long-term total return. The Fund’s inception date was June 30, 2014, but the Fund commenced investment operations on July 1, 2014. The Fund currently offers three classes of shares: Class A, Class C, and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946

“Financial Services — Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees. Prior to January 15, 2015, short-term securities with remaining maturities of sixty days or less were valued at amortized cost, which approximates market value. Effective January 15, 2015, the Fund elected to no longer use amortized cost valuation method for those securities.

AAM/HIMCO Short Duration Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

September 30, 2019 (Unaudited)

(b) Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, bank loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

(c) Bank Loans

The Fund may purchase participations in commercial loans (bank loans). Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Fund intend to invest may not be rated by any nationally recognized rating service.

Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. Commitment fees are processed as a reduction of cost.

AAM/HIMCO Short Duration Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

September 30, 2019 (Unaudited)

Note 3 – Federal Income Taxes

At September 30, 2019, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$285,740,239

Gross unrealized appreciation	$2,712,756
Gross unrealized depreciation	(291,381)

Net unrealized appreciation on investments	$2,421,375

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

AAM/HIMCO Short Duration Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

September 30, 2019 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$-	$45,279,137	$1,500,000	$46,779,137
Bank Loans	-	19,061,365	-	19,061,365
Commercial Mortgage-Backed Securities	-	11,312,322	107,942	11,420,264
Commercial Papers	-	9,998,745	-	9,998,745
Corporate Bonds[1]	-	168,461,136	-	168,461,136
U.S. Government and Agencies	-	19,925,000	-	19,925,000
Short-Term Securities	12,515,967	-	-	12,515,967
Total Investments	$12,515,967	$274,037,705	$1,607,942	$288,161,614

[1]	For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Balance as of June 30, 2019	$112,877
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Total unrealized appreciation/(depreciation)	4,969
Net purchases	1,500,000
Net sales	-
Principal paydown	(9,904)
Balance as of September 30, 2019	$1,607,942

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2019:

	Fair Value September 30, 2019	Valuation Methodologies	Unobservable Input[1]	Impact to Valuation from an increase in Input[2]
Commercial Mortgage-Backed Securities	$1,607,942	Market Approach	Single Broker Indicative Quote	Increase

[1]	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

[2]	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	11/29/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	11/29/19

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/29/19